Derivatives (Tables)	3 Months Ended
Mar. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Commodity Swap
The components of gain (loss) on derivative activity in the consolidated statements of operations relating to commodity swaps are as follows for the three months ended March 31, 2015 and 2014 (in millions):

	Three Months Ended March 31,
	2015	2014*
Change in fair value of derivatives	$(3.7)	$(0.7)
Realized gain (loss) on derivatives	3.9	(0.6)
Gain (loss) on derivative activity	$0.2	$(1.3)

* The three months ended March 31, 2014 amounts consist only of the period from March 7, 2014 through March 31, 2014.

Fair Value of Derivative Assets and Liabilities relating to commodity swaps
The fair value of derivative assets and liabilities relating to commodity swaps are as follows (in millions):

	March 31, 2015	December 31, 2014
Fair value of derivative assets — current	$14.3	$16.7
Fair value of derivative assets — long term	7.6	10.0
Fair value of derivative liabilities — current	(3.0)	(3.0)
Fair value of derivative liabilities — long term	(1.5)	(2.0)
Net fair value of derivatives	$17.4	$21.7

Notional Amount and Fair Value of Derivative Instruments
Set forth below is the summarized notional volumes and fair value of all instruments held for price risk management purposes and related physical offsets at March 31, 2015. The remaining term of the contracts extend no later than December 2016.

			March 31, 2015
Commodity	Instruments	Unit	Volume	Fair Value
			(In millions)
NGL (short contracts)	Swaps	Gallons	(54.7)	$21.7
NGL (long contracts)	Swaps	Gallons	44.6	(4.1)
Natural Gas (short contracts)	Swaps	MMBtu	(0.6)	0.1
Natural Gas (long contracts)	Swaps	MMBtu	0.4	(0.3)
Condensate (short contracts)	Swaps	MMbbls	—	(0.1)
Condensate (long contracts)	Swaps	MMbbls	—	0.1
Total fair value of derivatives				$17.4

Derivatives Other than Cash Flow Hedges
The estimated fair value of derivative contracts by maturity date was as follows (in millions):

	Maturity Periods
	Less than one year	One to two years	More than two years	Total fair value
March 31, 2015	$11.3	$6.1	$—	$17.4